Income Taxes - Summary of Analysis of Net Deferred Income Tax Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₱ 19,556	₱ 23,623	₱ 27,697
Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	19,556	23,623
Costs [Member] | After 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	13,041	16,033
Costs [Member] | Less than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₱ 6,515	₱ 7,590